Average Annual Total Returns{- Fidelity Freedom Index 2005 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2005 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F1900 Past 1 year	F1900 Past 5 years	F1900 Past 10 years
Total	3.45%	6.33%	5.41%	2.52%	5.04%	4.47%	2.32%	4.58%	4.00%	(1.54%)	3.57%	2.90%	3.80%	6.50%	5.86%